Investment Risks - TrueShares Seasonality Laddered Buffered ETF	Jul. 30, 2026
Active Management Risk [Member]
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Active Management Risk. The adviser’s judgments about an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance. Allocations among Buffered ETFs and Hedged ETFs may not produce capital appreciation or lower volatility; and may not be effective in protecting against loss.

Buffered Loss Risk [Member]
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Buffered Loss Risk. There can be no guarantee that a Buffered ETF will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Investment Period by 8% to 12% or less. If the Index decreases over an Investment Period by more than 8% to 12%, the Fund may lose its entire investment in the Buffered ETF. Each Buffered ETF’s strategy seeks to deliver returns that track the Index (but will be less than that of the Index due to the Buffered ETFs’ operating expenses as reflected in the fee table, and partially due to the cost of the options used by a Buffered ETF), while limiting downside losses, if shares of the Buffered ETF are bought on its Initial Investment Day and held for the duration of the Investment Period. In the event the Fund purchases shares of the Buffer ETF after the Initial Investment Day or sells shares prior to the end of the Investment Period, the buffer that the Buffered ETF seeks to provide may not be available. A Buffered ETF does not provide full protection of principal and is only designed to protect against declines of less than 8% to 12% in the value of the Index. The Fund may experience significant losses on its investment, including the loss of its entire investment.

Purchase and Sale Timing Risk [Member]
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●	Purchase and Sale Timing Risk. The Buffered ETFs are designed to protect against the first 8% to 12% decline (before fees and expenses and the small effect of the cost of the options) in the value of the Index and provide for participation in any gains (before fees and expenses and the small effect of the cost of the options) of the Index for an Investment Period. Because the options purchased and written by a Buffered ETF will expire on the next Initial Investment Day, if the Fund purchases or sell shares of a Buffered ETF on a date other than an Initial Investment Day or if the Fund holds shares for more or less than the duration of an Investment Period, the value of the Fund’s investment may not be protected against the first 8% to 12% (before fees and expenses and the small effect of the cost of the options) of Index losses and may not participate in any gain in the value of the Index. If the Fund purchases Buffered ETF shares during an Investment Period at a time when the Buffered ETF has decreased in value by 12% or more (before fees and expenses and the small effect of the cost of the options) from the value of the Buffered ETF on the Initial Investment Day, the Fund’s buffer with respect to that investment will essentially be zero (meaning the Fund can lose its entire investment). The value of the options purchased and written by a Buffered ETF is dependent on, among other factors, the value, implied volatility, and implied dividend rate of the Index and interest rates, any or all of which may vary, sometimes significantly, during the period from the most recent Initial Investment Day to the next Initial Investment Day. Consequently, the value of the Buffered ETF may not directly track changes in the value of the Index in between Initial Investment Days.

FLEX Options Risk [Member]
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FLEX Options Risk. The Underlying ETFs invest in FLEX Options issued and guaranteed for settlement by the OCC. The Underlying ETFs bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC cannot meet its obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be more illiquid than other securities, including traditional options. To the extent that the FLEX options may not be expected to experience regular trading, the FLEX options held by the Underlying ETFs may be valued based on a price quotation or other equivalent indication of value supplied by a pricing service, rather than based on a price last traded on an exchange. In less liquid markets for FLEX options, the Underlying ETFs may have difficulty entering into or closing out certain positions at designated times and/or prices. To the extent market participants are not willing or able to enter into FLEX option transactions with the Underlying ETFs at prices that reflect the market price of the shares, the Underlying ETF’s NAV and, in turn the share price of the Underlying ETF, could suffer significant losses. As a FLEX option approaches its predetermined expiration date, its value typically moves in parallel with the value of its underlying reference asset. However, prior to such date, the value of the FLEX options may not increase or decrease at the same rate as the reference asset’s share price on a day-to-day basis. The value of the underlying FLEX options will be affected by many market factors, such as changes in the reference asset’s share price, interest rates, the volatility of the reference asset, and the remaining time to until the FLEX options expire.

Options Risk [Member]
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Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. As the buyer of a call option, an Underlying ETF risks losing the entire premium invested in the option if the Underlying ETF does not exercise the option. As the seller of a put option, the Underlying ETF will lose money if the value of the reference index or security falls below the strike price and the buyer exercise the option; however, such loss will be partially offset by any premium received from the sale of the option.

Derivatives Risk [Member]
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Derivatives Risk. Options and swaps are a derivative investment. The Underlying ETFs’ use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset or index. Derivative prices may be highly volatile at times and may fluctuate substantially during a short period of time.

Underlying Funds Risk [Member]
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Underlying Funds Risk. The Fund, as a shareholder of the Underlying ETFs, indirectly bears its proportionate share of any investment management fees and other expenses of the Underlying ETFs. Further, due to the fees and expenses paid by the Fund, as well as variations in the Fund’s actual allocations to the Underlying ETFs, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the Underlying ETFs.

Sector Concentration Risk [Member]
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Sector Concentration Risk. The Underlying ETFs may focus their investments in securities of a particular sector or group of sectors. Economic, legislative or regulatory developments may occur that significantly affect such sector or group of sectors. This may cause the Underlying ETFs, and thereby the Fund’s, net asset value to fluctuate more than that of a fund that does not focus in a particular sector or group of sectors. The Underlying ETFs, and thereby the Fund, have significant exposure to the technology sector. Technology companies face intense competition and potentially rapid product obsolescence. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Counterparty Risk [Member]
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Counterparty Risk. The Equity Hedge ETF invests in total return swaps with counterparties that are privately negotiated in the over-the-counter market. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Equity Hedge ETF executes transactions) to a transaction with the Equity Hedge ETF may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. These swap contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Equity Hedge ETF may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Equity Hedge ETF and the Fund. The Equity Hedge ETF may have substantial exposure to a single counterparty, which could result in the Equity Hedge ETF being more susceptible to the single counterparty’s ability to perform its obligations and/or to regulatory or economic occurrence affecting the counterparty.

Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Market Risk [Member]
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Equity Market Risk. The Underlying ETFs invest in options on the Index or ETFs with an investment strategy significantly exposed to the performance of the Index, which are made up of common stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic, public health, and banking crises. If you held common stock, or common stock equivalents, of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders, or holders of equivalent interests, generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors of such issuers.

ETF Structure Risks [Member]
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●	ETF Structure Risks. The Fund and the Underlying ETFs are ETFs, and, as a result of an ETF’s structure, the Fund and the Underlying ETFs are exposed to the following risks (for purposes of this risk factor, all references to “Fund” include the Fund and the Underlying ETFs):

Authorized Participants ("APs"), Market Makers, and Liquidity Providers Concentration Risk [Member]
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○	Authorized Participants ("APs"), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares [Member]
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○	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV [Member]
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○	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading [Member]
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Trading. Although Shares are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. When an Underlying ETF invests in fixed income securities, the value of the Fund’s investment in the Underlying ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Underlying ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Underlying ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Underlying ETF, possibly causing the Underlying ETF’s, and thereby the Fund’s, share price and total return to be reduced and fluctuate more than other types of investments.

Large-Capitalization Investing Risk [Member]
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Large-Capitalization Investing Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited History Risk [Member]
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●	Limited History Risk. The Fund has a limited history of operations for investors to evaluate. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in the Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Options Tax Risk [Member]
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Options Tax Risk. An Underlying ETF’s investments in offsetting positions with respect to the Index may be considered “straddles” for U.S. federal income tax purposes. If positions held by an Underlying ETF were treated as “straddles” for federal income tax purposes, or the Underlying ETF’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Underlying ETF’s gains and losses with respect to straddle positions.

Swap Risk [Member]
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●	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Equity Hedge ETF’s losses, and thereby the Fund’s losses.

Turnover Rate Risk [Member]
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●	Turnover Rate Risk. The Fund may have portfolio turnover rates significantly in excess of 100%. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

U.S. Government Risk [Member]
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●	U.S. Government Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Risk Lose Money [Member]
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Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Nondiversified Status [Member]
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●	Non-Diversification Risk. Because the Fund is non-diversified and may invest a greater portion of its assets in fewer issuers than a diversified fund, changes in the market value of a single portfolio holding could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.